MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
MAJOR CUSTOMERS
NOTE 17:       MAJOR CUSTOMERS

A substantial portion of the Company's revenue is derived from search fees and online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or in customer buying behavior would adversely affect the Company’s operating results.

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the years presented below:

	Year ended December 31,
	2015	2016	2017

Customer A	81%	49%	46%